Key Sources of Estimation Uncertainty and Critical Accounting Judgments	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Key Sources of Estimation Uncertainty and Critical Accounting Judgments
4.	Key Sources of Estimation Uncertainty and Critical Accounting Judgments
The preparation of the Company’s condensed interim consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates.
Information about significant areas of estimation uncertainty and judgments made by management in preparing the condensed interim consolidated financial statements are unchanged from those disclosed in Note 4 to the audited consolidated financial statements for the year ended December 31, 2022.